COMMITMENTS & CONTINGENCIES (Detail Textuals 1) (USD $)	12 Months Ended
	Dec. 31, 2012 Land Branch	Dec. 31, 2011	Dec. 31, 2009 Core Banking Services
Commitments and Contingencies [Line Items]
Contingent liability for the amount of proceeds received in the offering		$ 12,600,000
Threshold limit for minimum capital raised		37,400,000
Number of branch facilities under lease obligation	3
Number of land lease	1
Amount of lease obligations	737,000
Term of contract			six and a half years
Minimum annual cost			276,000
Amount of line of credit	$ 1,000,000	$ 1,000,000